CONVERTIBLE DEBT (Details Narrative) - USD ($)																															1 Months Ended				3 Months Ended			6 Months Ended		12 Months Ended
		Dec. 07, 2020	Nov. 12, 2020	Nov. 12, 2020	Oct. 31, 2020	Oct. 16, 2020	Sep. 24, 2020	Sep. 14, 2020	Sep. 01, 2020	Aug. 20, 2020	Aug. 19, 2020	Jul. 13, 2020	Jul. 09, 2020	Apr. 14, 2020	Jan. 13, 2020	Jan. 10, 2020	Jan. 10, 2020	Dec. 13, 2019	Dec. 03, 2019	Nov. 22, 2019	Nov. 20, 2019	Nov. 20, 2019	Nov. 15, 2019	Nov. 12, 2019	Nov. 12, 2019	Nov. 04, 2019	Sep. 18, 2019	Sep. 11, 2019	Aug. 01, 2019	Jul. 25, 2019	Nov. 30, 2020	Jun. 30, 2020		May 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020		Jun. 30, 2019
Proceeds from issuance of debt																																						$ 253,500
Loss on extinguishment of debt																																			$ 351,819			$ 202,588		$ (45,958)
Number of common stock issued																																								96,265
Warrant outstanding																																			720,382		720,382	720,382	720,382
Number of shares issued (in shares)																																								15,000,000
Value of shares issued																																			$ 67,028
Warrant [Member]
Exercise price																																$ 2.68			$ 2.8			$ 2.8		$ 2.68
Warrant outstanding																																229,166			68,750			68,750		229,166
Warrant [Member] | Minimum [Member]
Exercise price																																$ 2.4			$ 2.40			$ 2.40		$ 2.4
Warrant [Member] | Maximum [Member]
Exercise price																																$ 2.8			$ 2.80			$ 2.80		$ 2.8
Additional Paid-in Capital [Member]
Value of shares issued																																			$ 66,878
Additional Paid-in Capital [Member] | Warrant [Member]
Warrant outstanding																																147,492			147,492			147,492		147,492
Convertible Note [Member]
Loss on extinguishment of debt																																						$ 256,639
Number of shares issued for conversion of convertible debt																																						9,470,630
Value of shares issued for conversion of convertible debt																																						$ 273,200
Convertible Note [Member]
Principal amount																																$ 712,023								$ 712,023
Amortization of debt discount																																						$ 24,185	$ 160,023	500,675
Firstfire Global Opportunities Fund LLC [Member] | Convertible Promissory Note [Member]
Principal amount																																$ 165,000								$ 165,000
Firstfire Global Opportunities Fund LLC [Member] | Convertible Promissory Note [Member] | Warrant [Member]
Number of common stock issued																																						68,750		68,750
Exercise price																																$ 2.40			$ 2.40			$ 2.40		$ 2.40
Warrant maturity terms																																5 years			5 years			5 years		5 years
Warrant maturity date																																Sep. 11, 2024			Sep. 11, 2024			Sep. 11, 2024		Sep. 11, 2024
Firstfire Global Opportunities Fund LLC [Member] | Subsequent Event [Member] | Convertible Notes [Member]
Principal amount								$ 13,550	$ 10,200
Debt issuance date								Sep. 11, 2019	Sep. 11, 2019
Number of shares issued for conversion of convertible debt								350,000	75,000
Firstfire Global Opportunities Fund LLC [Member] | Convertible Note [Member]
Principal amount	[1]																															$ 165,000								$ 165,000
BHP Capital NY [Member] | Convertible Note [Member]
Principal amount	[2]																															91,789								91,789
Power Up Lending Group Ltd [Member]
Principal amount																																64,000								64,000
Loss on extinguishment of debt																																						$ 32,778		$ 25,782
Number of common stock issued																																						264,970		76,265
Accrued and unpaid interest																																						$ 4,916
Remaining principal balance amount																																			$ 0			0
Value of shares issued for conversion of convertible debt																																						39,000
Power Up Lending Group Ltd [Member] | Subsequent Event [Member] | Convertible Notes [Member]
Principal amount											$ 19,000		$ 20,000
Debt issuance date											Jul. 25, 2019		Jul. 25, 2019
Number of shares issued for conversion of convertible debt											222,891		42,079
Power Up Lending Group Ltd [Member] | Convertible Note [Member]
Principal amount	[3]																															39,000								$ 39,000
Crown Bridge Partners, LLC [Member] | Convertible Notes [Member]
Principal amount																																3,616								3,616
Loss on extinguishment of debt																																								$ 15,473
Number of common stock issued																																								20,000
Power Up Lending Group Ltd [Member] | Convertible Note [Member]
Principal amount	[4]																															53,000								$ 53,000
Morningview Financial LLC [Member] | Convertible Promissory Note [Member] | Warrant [Member]
Principal amount																																$ 165,000			$ 165,000			$ 165,000		$ 165,000
Number of common stock issued																																						68,750		68,750
Exercise price																																$ 2.80			$ 2.80			$ 2.80		$ 2.80
Warrant maturity terms																																5 years			5 years			5 years		5 years
Warrant maturity date																																Nov. 20, 2024			Nov. 20, 2024			Nov. 20, 2024		Nov. 20, 2024
Morningview Financial LLC [Member] | Subsequent Event [Member] | Convertible Notes [Member]
Principal amount							$ 15,000
Debt issuance date							Nov. 20, 2019
Number of shares issued for conversion of convertible debt							568,182
Morningview Financial LLC [Member] | Convertible Note Due on November 20, 2020 [Member]
Loss on extinguishment of debt																																						$ 5,907
Number of shares issued for conversion of convertible debt																																						15,000
Value of shares issued for conversion of convertible debt																																						$ 568,182
Morningview Financial LLC [Member] | Convertible Note [Member]
Principal amount	[5]																															$ 165,000								$ 165,000
Labrys Fund, L.P [Member] | Subsequent Event [Member] | Convertible Notes [Member]
Principal amount										$ 54,180		$ 37,504
Debt issuance date										Jan. 10, 2020		Jan. 10, 2020
Number of shares issued for conversion of convertible debt										600,000		68,500
Labrys Fund, L.P [Member] | Convertible Note [Member]
Principal amount																$ 146,850	$ 146,850															146,850	[6]							146,850	[6]
Number of common stock issued																68,750																						68,750
Exercise price																$ 2.80	$ 2.80																		$ 2.80			$ 2.80
Warrant maturity terms																5 years	5 years																		5 years			5 years
Warrant maturity date																Jan. 10, 2025	Jan. 10, 2025																		Jan. 10, 2025			Jan. 10, 2025
Crown Bridge Partners [Member] | Convertible Promissory Note [Member] | Warrant [Member]
Principal amount																																$ 55,000			$ 55,000			$ 55,000		$ 55,000
Number of common stock issued																																						22,916		22,916
Exercise price																																$ 2.80			$ 2.80			$ 2.80		$ 2.80
Warrant maturity terms																																5 years			5 years			5 years		5 years
Warrant maturity date																																Nov. 12, 2024			Nov. 12, 2024			Nov. 12, 2024		Nov. 12, 2024
Crown Bridge Partners [Member] | Convertible Note [Member]
Principal amount	[7]																															$ 51,384								$ 51,384
Securities Purchase Agreement [Member] | Convertible Note [Member]
Amortization of debt discount																																						$ 138,399	$ 181,336
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member]
Loss on extinguishment of debt			$ 94,928
Debt issuance date			Sep. 11, 2019
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Note [Member]
Principal amount																												$ 165,000
Proceeds from issuance of debt																											$ 143,500
Interest rate																												5.00%
Description of conversion feature																												Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.
Original issue discount																											$ 15,000
Loss on extinguishment of debt																																						$ 67,512
Number of shares issued for conversion of convertible debt																																						4,125,000
Value of shares issued for conversion of convertible debt																																						$ 68,850
Securities Purchase Agreement [Member] | BHP Capital NY [Member] | Convertible Note Due on December 3, 2019 [Member]
Principal amount																			$ 102,900
Proceeds from issuance of debt																		$ 95,500
Interest rate																			5.00%
Maturity date																			Dec. 03, 2020
Description of conversion feature																			The convertible note can be converted into shares of the Company’s common stock at 75% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.
Original issue discount																		$ 4,900
Description of installment payment terms																																								Six installments
Debt instrument aggregate periodic payment																																								$ 139,121
Debt instrument periodic payment principal																																								137,114
Debt instrument periodic payment interest																																								2,007
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd [Member] | Convertible Note Due on July 25, 2020 [Member]
Principal amount																														$ 103,000
Proceeds from issuance of debt																													$ 94,840
Interest rate																														6.00%
Maturity date																														Jul. 25, 2020
Description of conversion feature																														The convertible note can be converted into shares of the Company’s common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Principal amount																								$ 165,000	$ 165,000
Proceeds from issuance of debt																								156,750	156,750
Loss on extinguishment of debt																									94,928
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | Convertible Note [Member]
Debt issuance date																																						Nov. 12, 2019
Remaining principal balance amount																																			$ 82,500			$ 82,500
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | Convertible Note Due on November 12, 2020 [Member]
Principal amount																								$ 55,000	$ 55,000
Proceeds from issuance of debt																							$ 50,750
Interest rate																								5.00%	5.00%
Maturity date																									Nov. 12, 2020
Description of conversion feature																									The convertible note can be converted into shares of the Company’s common stock at 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.
Original issue discount																							$ 2,750
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd [Member] | Convertible Note Due on November 4, 2020 [Member]
Principal amount																										$ 53,000
Proceeds from issuance of debt																									$ 47,350
Interest rate																										6.00%
Maturity date																										Nov. 04, 2020
Description of conversion feature																										The convertible note can be converted into shares of the Company’s common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.
Securities Purchase Agreement [Member] | Morningview Financial LLC [Member] | Convertible Note [Member]
Principal amount			$ 175,000	$ 175,000
Loss on extinguishment of debt				$ 209,604
Debt issuance date				Nov. 20, 2019																											Nov. 20, 2019
Remaining principal balance amount																															$ 175,000
Securities Purchase Agreement [Member] | Morningview Financial LLC [Member] | Convertible Note Due on November 20, 2020 [Member]
Principal amount																					$ 165,000	$ 165,000
Proceeds from issuance of debt																				$ 153,250
Interest rate																					5.00%	5.00%
Maturity date																					Nov. 20, 2020	Nov. 20, 2020
Description of conversion feature																					Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.	Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.
Original issue discount																				$ 8,250
Securities Purchase Agreement [Member] | Crown Bridge Partners [Member] | Convertible Note [Member]
Principal amount		$ 82,500
Loss on extinguishment of debt		$ 206,377				$ 22,424
Debt issuance date		Nov. 12, 2019
Remaining principal balance amount		$ 22,500
Number of shares issued (in shares)						500,000
Value of shares issued						$ 3,500
Securities Purchase Agreement [Member] | Crown Bridge Partners [Member] | Convertible Note [Member] | Yubao Liu [Member]
Remaining principal balance amount		$ 60,000
Amendment to Securities Purchase Agreement [Member] | BHP Capital NY [Member] | Convertible Note Due on December 3, 2019 [Member]
Loss on extinguishment of debt														$ 4,703																		$ 91,789		$ 91,789						$ 91,789
Description of installment payment terms					Last installment of $23,186.79									6 installments of $23,186.79 each																		Two installments		Two installments				4 installments		Two installments
Debt instrument aggregate periodic payment					$ 23,187									$ 139,121																		$ 46,373		$ 46,373				$ 92,748		$ 46,373
Debt instrument periodic payment principal														137,114																		45,325		45,325				91,789		45,325
Debt instrument periodic payment interest														$ 2,007																		$ 1,048		$ 1,048				862,959		$ 1,048
Amendment to Securities Purchase Agreement [Member] | BHP Capital NY [Member] | Convertible Note Due on December 3, 2019 [Member] | Subsequent Event [Member]
Description of installment payment terms					Last installment of $23,186.79																															3 installments
Debt instrument aggregate periodic payment					$ 23,187																															$ 69,561
Debt instrument periodic payment principal																																				68,699
Debt instrument periodic payment interest																																				$ 862
Convertible Promissory Note [Member] | Labrys Fund, L.P [Member] | Convertible Note Due on January 10, 2021 [Member]
Principal amount																$ 146,850	$ 146,850
Proceeds from issuance of debt															$ 137,000
Interest rate																5.00%	5.00%
Maturity date																	Jan. 10, 2021
Description of conversion feature																	The conversion price shall be equal to 75% multiplied by the lesser of the lowest closing bid price or lowest traded price of the Common Stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion.
Original issue discount															$ 7,350
Loss on extinguishment of debt																																						128,018
Accrued and unpaid interest																																						4,495
Remaining principal balance amount																																			$ 0			$ 0
Number of shares issued for conversion of convertible debt																																						4,012,478
Value of shares issued for conversion of convertible debt																																						$ 146,850

[1]	On September 11, 2019, the Company entered into a Securities Purchase Agreement with Firstfire Global Opportunities Fund LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $165,000 and received $143,500 in cash on September 18, 2019 after deducting an original issue discount in the amount of $15,000 (the ''OID''), legal fees and other costs. The convertible note bears interest rate at 5% per annum and payable in one year. Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.
[2]	On December 3, 2019, the Company entered into a Securities Purchase Agreement with BHP Capital NY, Inc to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $102,900 and received $95,500 in cash on December 13, 2019 after deducting and OID in the amount of $4,900, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on December 3, 2020. The convertible note can be converted into shares of the Company's common stock at 75% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date. On April 14, 2020, the Company entered into an Amendment to Securities Purchase Agreement with BHP Capital NY, Inc dated on December 3, 2019. The Company agreed to pay off this note holder in 6 installments of $23,186.79 each, with an aggregate amount of $139,120.76 (including principal of $137,114.25 and interest of $2,006.51). The repayment resulted in a loss on extinguishment of debt of $4,703. In May and June 2020, the Company paid two installments totaling $46,373 (including principal of $45,325 and interest of $1,048) and note payable balance decreased to $91,789 as of June 30, 2020. During the period from July to September 2020, the Company continued to pay 3 installments of an aggregate amount of $69,561 (including principal of $68,699 and interest of $862). As of the date of this report, the Company has made total five installments payment of an aggregate amount of $115,934 (including principal of $114,024 and interest of $1,910). The Company will pay the last installment of $23,186.79 in October 2020.
[3]	On July 25, 2019, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $103,000 and received $94,840 in cash on August 1, 2019 after deducting legal fees and other costs. The convertible note bears interest rate at 6% per annum and due on July 25, 2020. The convertible note can be converted into shares of the Company's common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date. During the year ended June 30, 2020, Power Up Lending Group Ltd elected to convert $64,000 of the principal amount of the convertible notes into 76,265 shares of the Company's common stock. The conversion resulted in a loss on extinguishment of debt of $25,782. (See Note 9)
[4]	On November 4, 2019, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $53,000 and received $47,350 in cash on November 12, 2019 after deducting legal fees and other costs. The convertible note bears interest rate at 6% per annum and due on November 4, 2020. The convertible note can be converted into shares of the Company's common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date
[5]	On November 20, 2019, the Company entered into a Securities Purchase Agreement with Morningview Financial, LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $165,000 and received $153,250 in cash on November 22, 2019 after deducting an OID in the amount of $8,250, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on November 20, 2020. Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.
[6]	On January 10, 2020, the Company entered into a convertible promissory note with Labrys Fund, LP to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $146,850 and received $137,000 in cash on January 13, 2020 after deducting an OID in the amount of $7,350, legal fees and other costs. The note is due on January 10, 2021 and bears interest at 5% per annum. The conversion price shall be equal to 75% multiplied by the lesser of the lowest closing bid price or lowest traded price of the Common Stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion.
[7]	On November 12, 2019, the Company entered into a Securities Purchase Agreement with Crown Bridge Partners, LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount sum up to $165,000 with a purchase price sum up to $156,750. During November 2019, First Tranche of the agreement was executed in the principal amount of $55,000 and the Company received $50,750 in cash on November 15, 2019 after deducting an OID in the amount of $2,750, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on November 12, 2020. The convertible note can be converted into shares of the Company's common stock at 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion. During the year ended June 30, 2020, Crown Bridge Partners, LLC elected to convert $3,615.6 of the principal amount of the convertible notes into 20,000 shares of the Company's common stock. The conversion resulted in a loss on extinguishment of debt of $15,473. (See Note 9)